Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Provision for credit losses	$ 1,057,255	$ 1,109,347	$ 1,933,661